Share-based compensation	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Share-based compensation
13. Share-based compensation
Restricted and Performance Share Unit plan (“RPSU plan”)
Restricted Share Unit (“RSU”) grants under the RPSU plan
Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2021	2020
Outstanding, beginning of year	2,355,408	1,100,278
Granted	190,500	1,818,840
Vested	(1,344,672)	(510,738)
Forfeited	(33,885)	(52,972)

Outstanding, end of year	1,167,351	2,355,408

The fair value and weighted average assumptions of the RSUs granted during the year were as follows:

	Year ended December 31
	2021	2020
Average fair value of units granted (per unit)	$1.99	$0.55
Expected life of units (years)	1.0	3.0
Expected forfeiture rate	nil	0.6%
Performance Share Unit (“PSU”) grants under the RPSU plan
The RPSU plan allows Obsidian Energy to grant PSUs to employees of the Company. Members of the Board of Directors are not eligible for grants under the RPSU plan. The PSU obligation is classified as a liability due to the cash settlement feature and could be settled in cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
PSUs (number of shares equivalent)	2021	2020
Outstanding, beginning of year	453,845	92,424
Granted	684,620	376,310
Vested	—	(10,716)
Forfeited	—	(4,173)

Outstanding, end of year	1,138,465	453,845

The liability associated with the PSUs under the RPSU plan was $4.4 million at December 31, 2021 (2020 - $0.1 million) including $0.2 million recorded as a current liability and $4.2 million as a non-current
liability.

Stock Option Plan
Obsidian Energy has an Option Plan that allows the Company to issue options to acquire common shares to officers, employees, directors and other service providers.

	Year ended December 31
	2021		2020
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	961,954	$0.94	89,178	$10.41
Granted	2,116,120	1.99	917,490	0.56
Exercised	(11,938)	0.56	—	—
Forfeited	(44,464)	8.74	(44,714)	12.06

Outstanding, end of year	3,021,672	$1.56	961,954	$0.94

Exercisable, end of year	748,438	$1.29	44,464	$8.74

The fair value and weighted average assumptions of the options granted during the year were as follows:

	Year ended December 31
	2021	2020
Average fair value of options granted (per option)	$1.11	$0.29
Expected volatility	86.9%	83.6%
Expected life of options (years)	3.4	3.25
Expected forfeiture rate	0.5%	0.6%
Non-Treasury
Incentive Award Plan (“NTIP”)
In 2021, Obsidian Energy implemented the NTIP that allows the Company to issue restricted awards whereby employees receive consideration that fluctuates based on the Company’s share price on the TSX. The Company currently anticipates that the consideration will be in the form of cash, however, we do have the option to provide the consideration in the form of shares purchased on the open market.

	Year ended December 31
NTIP Restricted Awards	2021	2020
Outstanding, beginning of year	—	—
Granted	1,120,660	—
Forfeited	(26,860)	—

Outstanding, end of year	1,093,800	—

The liability associated with the NTIP was $2.5 million at December 31, 2021 (2020 – nil), including $1.4 million recorded as a current liability and $1.1 million as a non-current
liability.

Deferred Share Unit (“DSU”) plan
The DSU plan allows the Company to grant DSUs in lieu of cash fees to non-employee
directors providing a right to receive, upon retirement, a cash payment based on the volume-weighted-average trading price of the common shares on the TSX.

	Year ended December 31
Deferred Share Units	2021	2020
Outstanding, beginning of year	2,087,580	847,100
Granted	239,754	1,297,669
Exercised	(308,835)	(57,189)

Outstanding, end of year	2,018,499	2,087,580

At December 31, 2021, the liability associated with the DSUs was $10.7 million (2020 – $1.9 million) and was recorded as a current liability.
Share-based compensation
Share-based compensation consisted of the following:

	Year ended December 31
	2021	2020
RSU grants	$1.1	$2.0
PSU grants	4.3	0.1
Options	1.2	0.1
NTIP	2.5	—
DSU plan	10.3	1.2

Share-based compensation	$19.4	$3.4

The share price used in the fair value calculation of the DSU, NTIP and RPSU plan obligations at December 31, 2021 was $5.21 per share (2020 – $0.87).

Employee retirement savings plan
Obsidian Energy has an employee retirement savings plan (the “savings plan”) for the benefit of all employees. Under the savings plan, employees may elect to contribute up to 10 percent of their salary and Obsidian Energy matches these contributions at a rate of $1.00 for each $1.00 of employee contribution. Both the employee’s and Obsidian Energy’s contributions are used to acquire Obsidian Energy common shares or are placed in low-risk
investments. Shares are purchased in the open market at prevailing market prices.
Effective May 1, 2020, due to the low commodity price environment, the Company temporarily suspended the employer match portion of the savings plan. This was partially reinstated
on May 1, 2021 with Obsidian Energy matching contributions at a rate of $0.50 for each $1.00 of employee contribution and subsequently fully reinstated
on August 1, 2021 with Obsidian Energy matching the remaining additional $0.50 for each $1.00 of employee contribution up to 10 percent of an employee’s salary. However, in order for an employee to receive the full contribution from August 1, 2021 onwards, they must allocate at least 25 percent (50 percent for officers) of their contribution towards the acquisition of
Obsidian Energy shares.